Oberweis Micro-Cap Fund

Schedule of Investments (Unaudited)

March 31, 2019

		Shares	Value
Equities	98.1%
Aerospace	0.8%
Ducommun, Inc.*		14,150	$615,808

Air Transport	3.8%
Mesa Air Group, Inc.*		199,900	1,667,166
SkyWest, Inc.		25,400	1,378,966
			3,046,132
Alternative Energy	1.8%
Ameresco, Inc.*		87,008	1,407,789

Banks - Diversified	2.1%
CenterState Bank Corp.		22,000	523,820
Enterprise Financial Services Corp.		15,300	623,781
Southern National Bancorp of Virginia, Inc.		36,800	539,120
			1,686,721

Biotechnology	5.1%
Arena Pharmaceuticals, Inc.*		9,100	407,953
Champions Oncology, Inc.*		48,033	470,243
Veracyte, Inc.*		39,500	988,290
Vericel Corp.*		112,300	1,966,373
Xencor, Inc.*		8,100	251,586
			4,084,445

Casinos & Gambling	1.0%
Eldorado Resorts, Inc.*		16,900	789,061

Commercial Finance & Mortgage Co.	1.0%
On Deck Capital, Inc.*		141,300	765,846

Commercial Services - Rental & Leasing	2.9%
Herc Hldgs., Inc.*		31,200	1,216,176
McGrath RentCorp*		18,600	1,052,202
			2,268,378

Commercial Vehicles & Parts	1.4%
Rush Enterprises, Inc.*		26,000	1,087,060

Communications Technology	5.4%
Comtech Telecommunications Corp.		36,100	838,242
Digi International, Inc.*		64,000	810,880
Pareteum Corp.*		61,300	278,915
Quantenna Communications, Inc.*		95,900	2,333,247
			4,261,284

Computer Services Software & Systems	14.8%
Blucora, Inc.*		32,300	1,078,174
Carbonite, Inc.*		45,700	1,133,817
Mitek Systems, Inc.*		158,000	1,933,920
MobileIron, Inc.*		260,900	1,427,123
Model N, Inc.*		67,000	1,175,180
Monotype Imaging Hldgs., Inc.		61,300	1,219,257
OneSpan, Inc.*		67,500	1,297,350
Telaria, Inc.*		166,800	1,057,512
Upland Software, Inc.*		33,000	1,397,880
			11,720,213

Diversified Manufacturing Operations	3.4%
Bandwidth, Inc.*		17,600	1,178,496
Federal Signal Corp.*		42,500	1,104,575
Harsco Corp.*		22,000	443,520
			2,726,591

Diversified Materials & Processing	0.7%
Synalloy Corp.*		35,000	532,000

Education Services	6.9%
Bridgepoint Education, Inc.*		109,071	666,424
Career Education Corp.*		112,159	1,852,867
K12, Inc.*		33,268	1,135,437
Rosetta Stone, Inc.*		82,700	1,806,995
			5,461,723

Financial Data & Systems	1.7%
Cardtronics PLC.*		37,200	1,323,576

Healthcare Services	0.8%
NextGen Healthcare, Inc.*		39,400	663,102

Household Furnishings	1.0%
American Woodmark Corp.*		10,000	826,300

Insurance: Multi-Line	1.0%
eHealth, Inc.*		12,500	779,250

Leisure Time	1.3%
Clarus Corp.		83,500	1,069,635

Machinery - Industrial	0.7%
Columbus McKinnon Corp.		16,500	566,775

Manufactured Housing	1.4%
Skyline Corp.*		59,003	1,121,057

Medical & Dental Instruments & Supplies	3.7%
Atricure, Inc.*		24,700	661,713
CryoLife, Inc.*		36,044	1,051,403
Staar Surgical Co.*		34,700	1,186,393
			2,899,509

Medical Equipment	9.1%
Accuray, Inc.*		216,400	1,032,228
CareDx, Inc.*		55,500	1,749,360
Lantheus Hldgs., Inc.*		28,000	685,440
Tactile Systems Technology, Inc.*		15,000	790,800
Tandem Diabetes Care, Inc.*		33,800	2,146,300
Varex Imaging Corp.*		23,600	799,568
			7,203,696

Medical Services	1.0%
NeoGenomics, Inc.*		40,600	830,676

Metal Fabricating	3.6%
DMC Global, Inc.		46,065	2,286,667
Northwest Pipe Co.*		22,800	547,200
			2,833,867

Metals & Minerals - Diversified	1.0%
Materion Corp.		14,200	810,252

Oil Well Equipment & Services	1.8%
Solaris Oilfield Infrastructure, Inc.		88,800	1,459,872

Power Transmission Equipment	2.0%
Vicor Corp.*		52,230	1,620,175

Recreational Vehicles & Boats	3.7%
Malibu Boats, Inc.*		35,578	1,408,177
MasterCraft Boat Hldgs., Inc.*		65,900	1,487,363
			2,895,540

Scientific Instruments - Control & Filter	0.3%
Napco Security Technologies, Inc.*		13,137	272,462

Scientific Instruments - Electrical	0.9%
Allied Motion Technologies, Inc.		20,100	691,038

Scientific Instruments - Gauges & Meters	0.9%
Vishay Precision Group, Inc.*		20,900	714,990

Scientific Instruments - Pollution Control	0.7%
Heritage-Crystal Clean, Inc.*		21,101	579,222

Semiconductors & Components	2.2%
Camtek Ltd.*		100,800	899,136
Pixelworks, Inc.*		225,156	882,612
			1,781,748

Specialty Retail	2.5%
America's Car-Mart, Inc.*		8,600	785,524
Boot Barn Hldgs., Inc.*		40,000	1,177,600
			1,963,124

Telecommunications Equipment	4.3%
Airgain, Inc.*		41,900	537,577
AudioCodes Ltd.		81,900	1,133,496
Knowles Corp.*		97,800	1,724,214
			3,395,287

Tobacco	1.4%
Pyxus International, Inc.*		44,700	1,067,881

Total Equities
(Cost: $67,068,352)			$77,822,085

Total Investments	98.1%
(Cost: $67,068,352)			$77,822,085

Other Assets Less Liabilities	1.9%		1,488,916

Net Assets - 100%			$79,311,001

* Non-income producing security during the period ended March 31, 2019

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (Unaudited)

March 31, 2019

		Shares	Value
Equities	98.4%

Air Transport	3.5%
Mesa Air Group, Inc.*		16,600	$138,444
SkyWest, Inc.		4,900	266,021
			404,465

Back Office Support	2.3%
Insperity, Inc.		1,600	197,856
Trinet Group, Inc.*		1,200	71,688
			269,544
Banks - Diversified	2.4%
Banner Corp.		1,400	75,838
Enterprise Financial Services Corp.		1,900	77,463
First Merchants Corp.		1,600	58,960
Peoples Bancorp, Inc.		1,900	58,843
			271,104

Biotechnology	2.9%
Intercept Pharmaceuticals, Inc.*		600	67,116
Ligand Pharmaceuticals, Inc.*		300	37,713
Vericel Corp.*		13,300	232,883
			337,712

Building Materials	0.6%
Trex Co., Inc.*		1,200	73,824

Casinos & Gambling	1.0%
Boyd Gaming Corp.		4,200	114,912

Chemicals-Diversified	0.6%
Ingevity Corp.*		700	73,927

Commercial Services - Rental & Leasing	2.5%
Herc Hldgs., Inc.*		3,700	144,226
McGrath RentCorp		2,600	147,082
			291,308

Commercial Vehicles & Parts	2.6%
Oshkosh Corp.		2,700	202,851
Rush Enterprises, Inc.		2,400	100,344
			303,195

Communications Technology	1.0%
Plantronics, Inc.		2,400	110,664

Computer Services Software & Systems	16.4%
Altair Engineering, Inc.*		5,900	217,179
Blucora, Inc.*		4,400	146,872
CACI International, Inc.*		800	145,616
Carbonite, Inc.*		2,100	52,101
Cornerstone OnDemand, Inc.*		1,600	87,648
CyberArk Software Ltd.*		500	59,525
Envestnet, Inc.*		2,200	143,858
Forescout Technologies, Inc.*		3,200	134,112
Mercury Systems, Inc.*		2,300	147,384
Rapid7, Inc.*		2,000	101,220
SPS Commerce, Inc.*		900	95,454
Synnex Corp.		1,600	152,624
Upland Software, Inc.*		4,500	190,620
Verint Systems, Inc.*		3,500	209,510
			1,883,723

Construction	0.8%
EMCOR Group, Inc.		1,300	95,004

Diversified Financial Services	0.7%
Evercore, Inc.		900	81,900

Diversified Materials & Processing	2.1%
Cabot Microelectronics Corp.		2,200	246,312

Diversified Metals & Minerals	1.3%
Materion Corp.		2,600	148,356

Diversified Manufacturing Operations	5.0%
Bandwidth, Inc.*		2,600	174,096
Canada Goose Hldgs., Inc.*		3,600	172,872
Federal Signal Corp.		5,900	153,341
ITT, Inc.		1,300	75,400
			575,709

Diversified Retail	0.4%
Etsy, Inc.*		700	47,054

Engineering & Contracting Services	0.9%
Tetra Tech, Inc.		1,700	101,303

Financial Data & Systems	2.7%
Cardtronics PLC*		5,700	202,806
Green Dot Corp.*		1,700	103,105
			305,911

Foods	1.1%
Performance Food Group Co.*		3,100	122,884

Healthcare Services	5.2%
Amedisys, Inc.*		500	61,630
BioTelemetry, Inc.*		2,200	137,764
HMS Hldgs. Corp.*		9,700	287,217
LHC Group, Inc.*		300	33,258
Omnicell, Inc.*		1,000	80,840
			600,709

Household Furnishings	0.9%
American Woodmark Corp.*		1,300	107,419

Insurance - Multi-Line	0.5%
National General Hldgs. Corp.		2,400	56,952

Insurance - Property Casualty	1.2%
NMI Hldgs., Inc.*		5,300	137,111

Manufactured Housing	0.7%
Skyline Champion Corp.*		4,500	85,500

Medical & Dental Instruments & Supplies	3.9%
Atricure, Inc.*		1,800	48,222
CryoLife, Inc.*		2,300	67,091
Staar Surgical Co.*		3,900	133,341
Wright Medical Group N.V.*		6,500	204,425
			453,079

Medical Equipment	6.0%
CareDx, Inc.*		6,000	189,120
iRhythm Technologies, Inc.*		900	67,464
Tactile Systems Technology, Inc.*		1,700	89,624
Tandem Diabetes Care, Inc.*		3,500	222,250
Varex Imaging Corp.*		3,400	115,192
			683,650

Metal Fabricating	2.7%
DMC Global, Inc.		6,201	307,818

Power Transmission Equipment	1.4%
Vicor Corp.*		5,100	158,202

Production Technology Equipment	1.4%
Novanta, Inc.*		1,900	160,987

Publishing	0.8%
The New York Times Co.*		2,800	91,980

Recreational Vehicles & Boats	2.4%
Malibu Boats, Inc.*		4,000	158,320
MasterCraft Boat Hldgs., Inc.*		5,100	115,107
			273,427

Restaurants	1.7%
Dave & Buster's Entertainment, Inc.		2,300	114,701
Dine Brands Global, Inc.		900	82,161
			196,862

Scientific Instruments - Pollution Control	2.2%
Clean Harbors, Inc.*		3,600	257,508

Semiconductors & Components	7.3%
Diodes, Inc.*		3,100	107,570
Mellanox Technologies Ltd.*		5,400	639,144
Monolithic Power Systems, Inc.		700	94,843
			841,557

Specialty Retail	1.3%
Five Below, Inc.*		1,200	149,100

Technology - Miscellaneous	1.6%
Sanmina Corp.*		6,200	178,870

Telecommunications Equipment	3.3%
Acacia Communications, Inc.*		2,100	120,435
Knowles Corp.*		9,500	167,485
Viavi Solutions, Inc.*		6,100	75,518
			363,438

Textiles Apparel & Shoes	2.5%
Deckers Outdoor Corp.*		1,200	176,388
Skechers U.S.A., Inc.*		3,100	104,191
			280,579

Truckers	0.6%
Saia, Inc.*		1,000	61,100

Total Equities
(Cost: $10,182,025)			$11,304,659

Total Investments	98.4%
(Cost: $10,182,025)			$11,304,659

Other Assets Less Liabilities	1.6%		178,336

Net Assets - 100%			$11,482,995

* Non-income producing security during the period ended March 31, 2019

Oberweis Small-Cap Value Fund

Schedule of Investments (Unaudited)

March 31, 2019

		SHARES	VALUE
Equities	85.8%

Aerospace	2.0%
Triumph Group, Inc.		30,520	$581,711

Air Transport	1.7%
Air Transport Services Group, Inc.*		7,200	165,960
SkyWest, Inc.		2,300	124,867
Spirit Airlines, Inc.*		4,100	216,726
			507,553

Aluminum	0.8%
Kaiser Aluminum Corp.		2,280	238,784

Auto Parts	2.7%
Dana, Inc.		17,400	308,676
Tower International, Inc.		22,390	470,862
			779,538

Back Office Support	0.8%
Korn/Ferry International		5,360	240,021

Banks - Diversified	16.8%
Associated Banc-Corp		30,740	656,299
Central Pacific Financial Corp.		24,380	703,119
Eagle Bancorp, Inc.*		6,700	336,340
First Commonwealth Financial Corp.		37,600	473,760
Fulton Financial Corp.		22,000	340,560
Hancock Whitney Corp.		12,075	487,830
Hanmi Financial Corp.*		5,800	123,366
Hope Bancorp, Inc.		33,900	443,412
Old National Bancorp		46,000	754,400
Simmons First National Corp.		24,668	603,873
			4,922,959

Banks-Savings/Thrifts & Mortgage Lending	1.9%
Flushing Financial Corp.		8,100	177,633
Oritani Financial Corp.		22,900	380,827
			558,460
Biotechnology	0.8%
Ligand Pharmaceuticals, Inc.*		1,900	238,849

Building Materials	0.5%
Quanex Building Products Corp.*		10,000	158,900

Chemicals - Diversified	0.3%
Trinseo SA*		1,800	81,540

Commercial Finance & Mortgage	1.1%
Walker & Dunlop, Inc.		6,166	313,911

Commercial Vehicles & Parts	1.5%
Oshkosh Corp.		5,810	436,505

Communications Technology	0.9%
Plantronics, Inc.		5,500	253,605

Computer Services Software & Systems	7.7%
Blucora, Inc.*		4,300	143,534
Caci International, Inc.*		2,300	418,646
ePlus, Inc.*		1,600	141,664
LogMeIn, Inc.*		2,200	176,220
SYNNEX Corp.		3,786	361,147
Tivo Corp.		40,361	376,165
Verint Systems, Inc.*		10,780	645,291
			2,262,667

Computer Technology	0.6%
Synaptics, Inc.*		4,300	170,925

Consumer Services - Miscellaneous	0.6%
Cars.com, Inc.*		7,300	166,440

Containers & Packaging	1.6%
Graphic Packaging Hldg. Co.*		13,100	165,453
Owens-Illinois, Inc.*		16,000	303,680
			469,133

Diversified Financial Services	1.7%
Greenhill & Co., Inc.*		4,800	103,248
Stifel Financial Corp.		7,650	403,614
			506,862

Diversified Manufacturing Operations	1.2%
Federal Signal Corp.		13,180	342,548

Diversified Materials & Processing	0.6%
Belden, Inc.		3,300	177,210

Diversified Retail	0.7%
Big Lots, Inc.		5,500	209,110

Engineering & Contracting Services	2.5%
Mas tec, Inc.*		8,700	418,470
Tetra Tech, Inc.		5,380	320,594
			739,064
Entertainment	1.3%
AMC Entertainment Hldgs., Inc.		26,200	389,070

Environmental, Maintenance, & Security Services	0.5%
UniFirst Corp.*		1,000	153,500

Financial Data & Systems	0.5%
Corelogic, Inc.*		3,900	145,314

Healthcare Services	1.6%
MEDNAX, Inc.*		10,200	277,134
Premier, Inc.*		5,200	179,348
			456,482

Insurance- Life	1.3%
CNO Financial Group, Inc.		24,230	392,041

Insurance- Property-Casualty	2.5%
Heritage Insurance Hldgs., Inc.		24,893	363,438
Radian Group, Inc.		17,600	365,024
			728,462

Machinery - Agricultural	1.4%
Agco Corp.		6,050	420,778

Machinery - Construction & Handling	0.5%
Terex Corp.		4,200	134,946

Machinery - Engines	0.9%
Briggs & Stratton Corp.		23,400	276,822

Medical Equipment	0.9%
Bruker Corp.		6,560	252,166

Metal Fabricating	2.3%
Timken Co.		10,700	466,734
Worthington Industries, Inc.		5,400	201,528
			668,262
Metals & Minerals - Diversified	0.6%
U.S. Silica Hldgs. Inc.		10,656	184,988

Oil Crude Producer	3.5%
CNX Resources Corp.*		18,967	204,275
Gulfport Energy Corp.*		40,900	328,018
W&T Offshore, Inc.*		70,500	486,450
			1,018,743

Oil Refining & Marketing	0.7%
PBF Energy, Inc.*		6,200	193,068

Scientific Instruments - Control & Filter	0.2%
Arlo Technologies, Inc.*		14,060	58,068

Semiconductors & Components	1.6%
Vishay Intertechnology, Inc.		25,400	469,138

Shipping	1.4%
Matson, Inc.		11,080	399,877

Specialty Retail	3.6%
Group 1 Automotive, Inc.*		2,700	174,690
Murphy USA, Inc.*		1,710	146,410
Williams-Sonoma, Inc.		12,920	727,008
			1,048,108
Steel	1.1%
Carpenter Technology Corp.		6,850	314,073

Technology - Miscellaneous	2.3%
Benchmark Electronics, Inc.		18,900	496,125
Plexus Corp.*		2,800	170,660
			666,785
Textiles Apparel & Shoes	1.6%
Wolverine World Wide, Inc.		12,850	459,131

Utilities - Electrial	2.7%
Portland General Electric Co.		15,700	813,888

Utilities - Gas Distributors	3.8%
New Jersey Resources Corp.		11,600	577,564
Southwest Gas Hldgs., Inc.		6,750	555,255
			1,132,819

Total Equities
(Cost: $24,440,982)			$25,132,824

Real Estate Investment Trusts	12.8%
Health Care	3.8%
National Health Investors, Inc.		4,565	358,581
Physicians Realty Trust		39,281	738,876
			1,097,457

Lodging & Resort	4.7%
Hersha Hospitality Trust		29,605	507,430
Ryman Hospitality Properties, Inc.		7,005	576,091
Xenia Hotels & Resorts, Inc.		13,600	297,976
			1,381,497

Office	1.6%
Cousins Properties, Inc.		48,665	470,103

Other Specialty	0.7%
CyrusOne, Inc.		3,700	194,028

Residential	0.8%
Dynex Capital, Inc.		36,645	223,168

Retail	1.2%
Tanger Factory Outlet Centers, Inc.		16,200	339,875

Total Real Estate Investment Trusts			$3,706,128
(Cost: $3,142,079)

Total Investments	98.6%		$28,838,952
(Cost: $27,583,061)

Other Assets Less Liabiltites	1.4%		410,360

Net Assets - 100%			$29,249,312

* Non-income producing security during the period ended March 31, 2019

Oberweis Global Opportunities Fund

Schedule Of Investments (Unaudited)

March 31, 2019

		Shares	Value
Equities	99.0%
Australia	3.0%
Afterpay Touch Group Ltd.*		87,100	$1,295,616

Canada	2.7%
Canada Goose Hldgs., Inc.*		15,700	753,914
TFI International, Inc.		13,200	389,856
			1,143,770

China	15.2%
A-Living Services Co Ltd*		296,750	506,554
Anton Oilfied Services Group*		5,992,000	946,507
Chinasoft International Ltd*		824,000	509,096
Chongqing Zhifei Biological Products Co. Ltd.*		70,300	534,557
CRRC Corp. Ltd.*		980,000	923,822
Fu Shou Yuan International Group Ltd*		500,000	458,599
GDS Holdings Ltd*		12,800	456,832
Health & Happiness International Hldgs. Ltd.*		100,000	626,115
Hualan Biological Engineering Inc*		80,000	535,698
Kingdee International Software Group Co Ltd*		500,000	578,344
Shenzhou International Group Hldgs. Ltd.*		34,200	458,324
			6,534,448

Denmark	1.5%
SimCorp A/S		6,500	627,498

France	3.3%
Edenred*		13,500	614,352
Teleperformance SE*		4,500	808,637
			1,422,989
Germany	1.5%
S&T AG*		26,000	650,365

Israel	5.3%
CyberArk Software Ltd.*		6,400	761,920
Mellanox Technologies Ltd.*		12,700	1,503,172
			2,265,092
Japan	2.5%
Argo Graphics Inc		26,400	561,205
Outsourcing, Inc.		40,000	493,007
			1,054,212

South Korea	0.9%
CJ Logistics Corp*		2,700	393,666

Sweden	8.1%
Cellavision AB*		7,200	216,063
Evolution Gaming Group AB*		8,200	646,048
Fortnox AB		52,000	525,744
MIPS AB*		82,965	1,199,326
THQ Nordic AB*		26,000	580,276
Vitrolife AB*		13,500	307,323
			3,474,780

United Kingdom	5.7%
Burford Capital Ltd*		19,800	434,785
Fevertree Drinks PLC*		15,000	589,802
Nomad Foods Ltd*		25,830	528,224
Serco Group PLC*		300,000	500,130
Spirent Communications PLC		212,700	398,362
			2,451,303

United States Of America	49.3%
Atricure, Inc.*		14,000	375,060
Bandwidth Inc*		8,000	535,680
Benchmark Electronics, Inc.		20,000	525,000
Bio Telemetry, Inc.*		15,600	976,872
Blucora, Inc.*		16,900	564,122
Cabot Microelectronics Corp		4,000	447,840
Carbonite, Inc.*		21,200	525,972
CareDx Inc*		17,700	557,904
Career Education Corp*		34,400	568,288
Cornerstone OnDemand, Inc.*		9,200	503,976
Deckers Outdoor Corp.*		5,100	749,649
DMC Global, Inc.		35,300	1,752,292
Green Dot Corp.*		8,400	509,460
Gulfport Energy Corp.*		50,000	401,000
HMS Hldgs.Corp.*		37,700	1,116,297
iRhythm Technologies, Inc.*		7,100	532,216
Ligand Pharmaceuticals, Inc.*		5,500	691,405
Malibu Boats, Inc.*		22,800	902,424
MobileIron, Inc.*		118,800	649,836
Monolithic Power Systems, Inc.		5,900	799,391
Sanmina Corp*		16,100	464,485
Skyline Champion Corp.*		42,500	807,500
SkyWest, Inc.		15,100	819,779
Tactile Systems Technology Inc*		9,100	479,752
Tandem Diabetes Care, Inc.*		26,500	1,682,750
Trex Co., Inc.*		10,200	627,504
Upland Software Inc*		21,400	906,504
Vericel Corp.*		53,500	936,785
Vicor Corp.*		26,300	815,825
			21,225,568

Total Equities
(Cost: $39,375,624)			$42,539,307

Total Investments	99.0%
(Cost: $39,375,624)			$42,539,307

Other Assets Less Liabilities	1.0%		429,478

Net Assets - 100%			$42,968,785

* Non-income producing security during the period ended March 31, 2019

Sector Allocations (As A Percentage Of Net Assets)

Communication Services	2.6%
Consumer Discretionary	15.3%
Consumer Staples	4.1%
Energy	7.2%
Financials	3.5%
Health Care	20.8%
Industrials	16.0%
Information Technology	29.5%

Oberweis China Opportunities Fund

Schedule of Investments (Unaudited)

March 31, 2019

		Shares	Value
Equities	93.4%
Airlines	1.6%
Cathay Pacific Airways Ltd.*		800,000	$1,400,255

Beverages	3.6%
China Resources Beer Hldgs. Co. Ltd.*		190,000	799,936
Kweichow Moutai Co. Ltd.*		18,975	2,411,306
			3,211,242

Biotechnology	4.4%
CanSino Biologics, Inc.*		5,000	22,038
Chongqing Zhifei Biological Products Co. Ltd.*		319,932	2,432,744
Hualan Biological Engineering, Inc.*		199,895	1,338,543
Shanghai Haohai Biological Technology Co. Ltd.		20,000	126,242
			3,919,567
Chemicals	1.9%
Zhejiang Runtu Co Ltd*		799,841	1,693,661

Capital Markets	2.1%
CITIC Securities Co Ltd*		300,000	698,599
Hong Kong Exchanges & Clearing Ltd.		35,000	1,219,873
			1,918,472
Commercial Service & Supply	3.3%
A-Living Services Co. Ltd.*		900,000	1,536,306
Focused Photonics Hangzhou, Inc.*		349,794	1,431,406
			2,967,712
Construction Materials	1.1%
China Resources Cement Hldgs. Ltd.*		1,000,000	1,031,847

Diversified Consumer Services	7.3%
China New Higher Education Group Ltd.*		2,400,000	1,174,013
Fu Shou Yuan International Group Ltd.*		1,550,000	1,421,656
New Oriental Education & Technology Group, Inc. ADS*		24,000	2,162,160
TAL Education Group ADS*		50,000	1,804,000
			6,561,829

Diversified Telecommunication Services	1.4%
China Tower Corp. Ltd.*		5,500,000	1,275,159

Electronic Equipment, Instruments & Components	6.3%
Henan Pinggao Electric Co. Ltd.*		1,099,982	1,366,752
Luxshare Precision Industry Co Ltd*		399,857	1,475,619
OFILM Group Co Ltd*		649,927	1,373,317
Sunny Optical Technology Group Co. Ltd.*		120,000	1,433,121
			5,648,809

Energy Equipment & Services	2.1%
Anton Oilfield Services Group*		9,500,000	1,500,637
SPT Energy Group Inc*		4,000,000	366,879
			1,867,516

Entertainment	2.4%
NetEase, Inc.		4,000	965,800
Perfect World Co. Ltd.*		249,930	1,187,132
			2,152,932

Food Products	2.5%
China Modern Dairy Holdings Ltd*		5,500,000	910,828
Health & Happiness International Hldgs. Ltd.*		220,000	1,377,452
			2,288,280
Health Care Equipment & Supplies	0.7%
Shandong Weigao Group Medical Polymer Co. Ltd.		700,000	668,790

Hotels, Restaurants & Leisure	1.6%
China International Travel Service Corp. Ltd.*		139,907	1,458,987

Household Durables	1.6%
Gree Electric Appliances, Inc. of Zhuhai		209,843	1,474,166

Independent Power and Renewable Electricity Producers	1.1%
China Everbright Greentech Ltd.*		1,200,000	952,357

Insurance	2.9%
China Taiping Insurance Hldgs. Co. Ltd.*		400,000	1,192,357
New China Life Insurance Co. Ltd.*		280,000	1,426,752
			2,619,109
Interactive Media & Services	6.8%
Momo, Inc.*		50,000	1,912,000
Tencent Hldgs. Ltd.		91,000	4,184,841
			6,096,841

Internet & Direct Marketing Retail	10.0%
Alibaba Group Hldg. Ltd. ADS*		34,000	6,203,300
Baozun, Inc.*		25,000	1,038,500
Ctrip.com International Ltd*		35,000	1,529,150
Uxin Ltd*		50,000	189,500
			8,960,450
Information Technology Services	1.6%
GDS Hldgs. Ltd.*		39,621	1,414,073

Machinery	2.0%
CRRC Corp. Ltd.*		1,900,000	1,791,083

Metals & Mining	0.7%
Maanshan Iron & Steel Co. Ltd.*		1,200,000	587,006

Oil, Gas & Consumable Fuels	0.9%
Kunlun Energy Co. Ltd.*		800,000	835,669

Pharmaceuticals	2.7%
CSPC Pharmaceuticals Group Ltd.*		700,000	1,301,911
Sino Biopharmaceutical Ltd*		1,200,000	1,094,522
			2,396,433

Real Estate Management & Development	9.0%
China Jinmao Hldgs. Group Ltd.*		3,400,000	2,217,580
China Merchants Shekou Industrial Zone Holdings Co Ltd*		250,000	857,117
China Overseas Property Hldgs. Ltd.*		2,800,000	1,344,713
Longfor Group Holdings Ltd.*		400,000	1,408,917
Ronshine China Holdings Ltd.*		650,000	1,031,720
Sunac China Hldgs. Ltd.*		250,000	1,245,223
			8,105,270

Software	0.9%
Kingdee International Software Group Co. Ltd.*		700,000	809,682

Textiles, Apparel & Luxury Goods	6.3%
ANTA Sports Products Ltd.*		290,000	1,972,739
JNBY Design Ltd.*		750,000	1,507,643
Li Ning Co. Ltd.*		200,000	313,885
Shenzhou International Group Hldgs. Ltd.*		140,000	1,876,178
			5,670,445

Transportation Infrastructure	2.2%
Shanghai International Airport Co. Ltd.*		209,960	1,941,760

Utilities - Gas	2.4%
China Gas Holdings Ltd.*		350,000	1,230,573
ENN Energy Hldgs. Ltd.*		110,000	1,063,566
			2,294,139

Total Equities
(Cost: $65,617,839)			$84,013,541

Total Investments	93.4%
(Cost: $65,617,839)			$84,013,541

Other Assets Less Liabilities	6.6%		5,979,145

Net Assets - 100%			$89,992,686

* Non-income producing security during the period ended March 31, 2019

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China and Hong Kong)	93.4%

Oberweis International Opportunities Fund

Schedule of Investments (Unaudited)

March 31, 2019

		Shares	Value
Equities	90.3%
Australia	11.0%
Afterpay Touch Group Ltd.*		1,069,900	$15,914,800
ALS Ltd.*		1,017,500	5,483,403
Altium Ltd.		424,200	9,734,553
Evolution Mining Ltd.		5,421,100	14,087,778
nearmap Ltd.*		3,175,700	6,336,067
Webjet Ltd.		495,900	5,123,079
			56,679,680

Belgium	1.5%
Argenx SE*		59,500	7,427,980

Canada	10.8%
Air Canada*		333,400	8,035,629
ATS Automation Tooling Systems, Inc.*		613,200	9,011,709
Canada Goose Hldgs., Inc.*		19,400	931,588
Colliers International Group, Inc.		72,700	4,856,277
Gibson Energy, Inc.		318,200	5,469,211
Martinrea International, Inc.		312,500	2,829,430
Parex Resources, Inc.*		221,547	3,468,096
Parkland Fuel Corp.		347,400	10,613,845
TFI International, Inc.		349,600	10,325,286
			55,541,071

China	8.9%
AK Medical Hldgs. Ltd.*		3,626,000	1,995,455
BOC Aviation Ltd.*		247,000	2,015,331
Future Land Development Hldgs. Ltd.*		3,632,000	4,497,203
Kingdee International Software Group Co. Ltd.*		7,351,000	8,502,813
SSY Group Ltd.*		4,810,000	4,472,994
Wuxi Biologics Cayman, Inc.*		1,505,000	14,637,803
Yihai International Hldg. Ltd.*		2,105,000	9,371,943
			45,493,542

Denmark	3.3%
GN Store Nord A/S		172,700	8,018,196
SimCorp A/S		91,300	8,813,933
			16,832,129

France	6.2%
Edenred*		226,100	10,289,262
SOITEC*		80,100	6,558,946
Teleperformance SE*		83,300	14,968,772
			31,816,980

Germany	4.6%
Aurelius Equity Opportunities SE*		176,023	8,012,354
Bechtle AG*		17,500	1,620,443
Rheinmetall AG*		73,000	7,605,429
S&T AG*		253,000	6,328,547
			23,566,773

Israel	0.9%
Mellanox Technologies Ltd.*		40,400	4,781,744

Italy	1.3%
Leonardo SpA*		552,300	6,418,203

Japan	13.2%
Aruhi Corp.		332,400	6,607,211
Daifuku Co. Ltd.		150,600	7,826,906
Fancl Corp.		427,300	11,026,599
Kusuri no Aoki Hldgs. Co. Ltd.		101,900	7,281,855
Lasertec Corp.*		86,200	3,597,176
Outsourcing Inc.		914,100	11,266,450
SHIFT Inc.*		59,800	2,392,971
Sushiro Global Hldgs. Ltd.*		154,800	10,643,111
UT Group Co. Ltd.		206,400	4,722,822
UUUM Inc.*		50,700	2,424,524
			67,789,625

Netherlands	4.4%
AMG Advanced Metallurgical Group NV*		16,300	507,192
ASM International NV*		99,500	5,390,746
ASR Nederland NV*		274,700	11,431,711
BE Semiconductor Industries NV*		104,600	2,783,076
SBM Offshore NV*		137,700	2,618,849
			22,731,574

Norway	1.8%
Subsea 7 SA*		176,348	2,181,604
Tomra Systems ASA*		243,400	7,252,614
			9,434,218

Sweden	3.7%
Evolution Gaming Group AB*		140,800	11,093,113
Tele2 AB*		591,740	7,882,611
			18,975,724

Switzerland	1.3%
Georg Fischer AG*		3,422	3,116,845
Logitech International SA*		93,000	3,645,099
			6,761,944

United Kingdom	17.4%
Burford Capital Ltd.*		838,800	18,419,078
Fevertree Drinks PLC*		272,291	10,706,519
Future PLC		495,800	4,868,888
GW Pharmaceuticals PLC*		37,500	6,321,375
Halma PLC		67,800	1,476,447
Intermediate Capital Group PLC		951,400	13,196,679
Just Eat PLC*		517,300	5,059,811
Nomad Foods Ltd.*		541,400	11,071,630
Ocado Group PLC*		232,600	4,151,840
Pagegroup PLC*		402,444	2,463,515
Serco Group PLC*		3,639,600	6,067,580
Spirax-Sarco Engineering PLC*		31,900	2,987,248
Spirent Communications PLC		1,637,700	3,067,220
			89,857,830

Total Equities
(Cost: $419,633,899)			$464,109,017

Total Investments	90.3%
(Cost: $419,633,899)			$464,109,017

Other Assets Less Liabilities	9.7%		49,586,470

Net Assets - 100%			$513,695,487

* Non-income producing security during the period ended March 31, 2019

Sector Allocations (As A Percentage Of Net Assets)

Communication Services	3.0%
Consumer Discretionary	7.8%
Consumer Staples	9.6%
Energy	4.7%
Financials	11.2%
Health Care	8.3%
Industrials	24.6%
Information Technology	16.5%
Materials	2.8%
Real Estate	1.8%

Oberweis International Opportunities Institutional Fund

Schedule of Investments (Unaudited)

March 31, 2019

		Shares	Value
Equities	89.7%
Australia	10.9%
Afterpay Touch Group Ltd.*		1,767,300	$26,288,650
ALS Ltd.*		1,680,800	9,057,989
Altium Ltd.		700,622	16,077,892
Evolution Mining Ltd.		8,954,400	23,269,742
nearmap Ltd.*		5,245,592	10,465,857
Webjet Ltd.		820,300	8,474,414
			93,634,544

Belgium	1.4%
Argenx SE*		98,200	12,259,288

Canada	10.7%
Air Canada*		550,700	13,273,007
ATS Automation Tooling Systems, Inc.*		1,014,800	14,913,702
Canada Goose Hldgs., Inc.*		32,600	1,565,452
Colliers International Group, Inc.		120,500	8,049,263
Gibson Energy, Inc.		525,600	9,033,996
Martinrea International, Inc.		509,400	4,612,197
Parex Resources, Inc.*		366,000	5,729,362
Parkland Fuel Corp.		573,800	17,530,870
TFI International, Inc.		578,600	17,088,702
			91,796,551

China	8.8%
AK Medical Hldgs. Ltd.*		6,040,000	3,323,924
BOC Aviation Ltd.*		399,700	3,261,247
Future Land Development Hldgs. Ltd.*		5,998,000	7,426,823
Kingdee International Software Group Co. Ltd.*		12,140,000	14,042,191
SSY Group Ltd.*		8,028,000	7,465,529
Wuxi Biologics Cayman, Inc.*		2,490,000	24,218,025
Yihai International Hldg. Ltd.*		3,514,000	15,645,134
			75,382,873

Denmark	3.3%
GN Store Nord A/S		285,287	13,245,437
SimCorp A/S		151,524	14,627,847
			27,873,284

France	6.2%
Edenred*		373,503	16,997,214
SOITEC*		132,600	10,857,880
Teleperformance SE*		137,600	24,726,326
			52,581,420

Germany	4.6%
Aurelius Equity Opportunities SE*		290,700	13,232,312
Bechtle AG*		28,900	2,676,046
Rheinmetall AG*		120,700	12,575,004
S&T AG*		417,960	10,454,860
			38,938,222

Israel	0.9%
Mellanox Technologies Ltd*		66,300	7,847,268

Italy	1.2%
Leonardo SpA*		913,600	10,616,821

Japan	13.1%
Aruhi Corp.		549,100	10,914,620
Daifuku Co. Ltd.		248,700	12,925,309
Fancl Corp.		720,500	18,592,710
Kusuri no Aoki Hldgs. Co. Ltd.		169,100	12,084,021
Lasertec Corp.*		143,500	5,988,338
Outsourcing, Inc.		1,507,800	18,583,910
SHIFT, Inc.*		97,600	3,905,585
Sushiro Global Hldgs. Ltd.*		256,200	17,614,761
UT Group Co. Ltd.		340,400	7,788,996
UUUM, Inc.*		84,000	4,016,963
			112,415,213

Netherlands	4.4%
AMG Advanced Metallurgical Group NV*		27,066	842,188
ASM International NV*		164,600	8,917,757
ASR Nederland NV*		453,828	18,886,168
BE Semiconductor Industries NV*		174,430	4,641,032
SBM Offshore NV*		227,400	4,324,809
			37,611,954

Norway	1.8%
Subsea 7 SA*		294,400	3,642,027
Tomra Systems ASA*		405,600	12,085,704
			15,727,731

Sweden	3.7%
Evolution Gaming Group AB*		233,693	18,411,810
Tele2 AB*		977,435	13,020,482
			31,432,292

Switzerland	1.3%
Georg Fischer AG*		5,650	5,146,164
Logitech International SA*		153,671	6,023,076
			11,169,240

United Kingdom	17.4%
Burford Capital Ltd.*		1,385,467	30,423,253
Fevertree Drinks PLC*		452,933	17,809,387
Future PLC		819,000	8,042,798
GW Pharmaceuticals PLC*		62,100	10,468,197
Halma PLC		112,202	2,443,367
Intermediate Capital Group PLC		1,571,457	21,797,365
Just Eat PLC*		855,700	8,369,767
Nomad Foods Ltd.*		895,705	18,317,167
Ocado Group PLC*		384,200	6,857,855
Pagegroup PLC*		665,800	4,075,619
Serco Group PLC*		6,054,400	10,093,295
Spirax-Sarco Engineering PLC*		52,738	4,938,607
Spirent Communications PLC		2,705,100	5,066,337
			148,703,014

Total Equities
(Cost: $702,420,703)			$767,989,715

Total Investments	89.7%
(Cost: $702,420,703)			$767,989,715

Other Assets Less Liabilities	10.3%		88,368,250

Net Assets - 100%			$856,357,965

* Non-income producing security during the period ended March 31, 2019

Sector Allocations (As A Percentage Of Net Assets)

Communication Services	2.9%
Consumer Discretionary	7.7%
Consumer Staples	9.6%
Energy	4.7%
Financials	11.1%
Health Care	8.3%
Industrials	24.4%
Information Technology	16.3%
Materials	2.9%
Real Estate	1.8%

Oberweis Emerging Markets Fund

Schedule of Investments (Unaudited)

March 31, 2019

		Shares	Value
Equities	92.2%
Brazil	5.7%
Arco Platform Ltd.*		3,600	$116,244
IRB-Brasil Resseguros SA		4,900	114,197
LOG Commercial Properties e Participacoes SA*		16,100	69,821
M Dias Branco SA*		6,500	72,132
Odontoprev SA		18,800	78,745
			451,139

Chile	0.9%
Geopark Ltd.*		3,953	68,347

China	24.6%
3SBio Inc.*		63,000	123,913
Avichina Industry & Technology Co. Ltd.*		120,000	76,586
Baozun, Inc.*		3,000	124,620
Brilliance China Automotive Holdings Ltd*		76,000	75,322
China Isotope & Radiation Corp.		54,200	137,951
China Traditional Chinese Medicine Hldgs. Co. Ltd.*		180,000	107,083
Hangzhou Robam Appliances Co. Ltd.*		18,400	88,164
Kingdee International Software Group Co. Ltd.*		135,000	156,153
Li Ning Co. Ltd.*		56,000	87,888
Shanghai Weaver Network Co Ltd.*		10,900	168,523
Shenzhen Inovance Technology Co. Ltd.* (a)		21,700	84,699
Sichuan Swellfun Co. Ltd.*		24,400	162,989
Thunder Software Technology Co Ltd.*		14,400	74,034
Toly Bread Co Ltd.*		9,800	83,954
Yantai Jereh Oilfield Services Group Co. Ltd.*		25,200	89,210
Yihai International Holding Ltd.*		18,000	80,140
Zhejiang Sanhua Intelligent Controls Co. Ltd.*		24,300	56,662
Zhejiang Supor Co. Ltd.*		16,100	179,754
			1,957,645

Hong Kong	4.3%
Kerry Logistics Network Ltd.*		88,000	159,185
Nissin Foods Co. Ltd.*		311,000	179,469
			338,654
India	10.4%
Colgate-Palmolive India Ltd.*		5,035	91,444
Cummins India Ltd.		9,300	100,149
Escorts Ltd.		10,789	123,978
Info Edge (India) Ltd.		4,507	119,875
L&T Technology Services Ltd.*		5,232	118,744
Oberoi Realty Ltd.*		10,800	82,362
Sanofi India Ltd.*		1,337	112,863
Zee Entertainment Enterprises Ltd.*		12,300	79,100
			828,515
Indonesia	4.0%
PT Ace Hardware Indonesia Tbk*		1,062,000	132,750
PT Indofood Sukses Makmur Tbk*		167,500	74,987
PT Mitra Adiperkasa Tbk*		1,557,500	106,094
			313,831
Malaysia	1.5%
My E.G. Services Bhd*		337,500	116,565

Mexico	3.9%
Grupo Herdez, S.A.B. De CV*		15,600	34,800
Grupo Lala, S.A.B. De CV		148,500	192,948
Prologis Property Mexico SA De CV		21,500	41,426
Telesites, S.A.B De CV*		57,500	37,266
			306,440

Philippines	1.4%
D&L Industries Inc.*		150,000	32,108
Wilcon Depot Inc.		261,900	77,208
			109,316

Singapore	0.9%
Sea Ltd.*		3,200	75,264

South Africa	2.8%
Adcock Ingram Hldgs. Ltd.		15,156	64,600
Clicks Group Ltd.		12,280	156,777
			221,377

South Korea	13.8%
AfreecaTV Co. Ltd.		4,221	203,408
Cafe24 Corp.*		1,138	108,276
Cj Logistics Corp.*		1,044	152,217
Douzone Bizon Co. Ltd.		2,946	120,944
Fila Korea Ltd.*		1,724	118,467
Haimarrow Food Service Co. Ltd.		37,388	87,451
Koh Young Technology, Inc.		1,463	110,199
Kolmar Korea Co. Ltd.*		835	58,555
Samwha Capacitor Co. Ltd.*		1,269	62,047
Tokai Carbon Korea Co. Ltd.*		1,252	72,577
			1,094,141

Taiwan	15.6%
Airtac International Group*		6,000	77,676
Chailease Hldg. Co. Ltd.*		29,000	118,557
Chroma Ate, Inc.*		36,000	171,120
Innodisk Corp.*		28,413	115,697
LandMark Optoelectronics Corp.*		9,000	82,494
Lungyen Life Service Corp.*		38,000	76,689
M31 Technology Corp.*		11,000	99,755
Novatek Microelectronics Corp.*		14,000	89,940
Rexon Industrial Corp. Ltd.*		26,000	70,103
Sinbon Electronics Co. Ltd.*		20,000	67,163
Taiwan Family Mart Co. Ltd.*		10,000	72,354
Taiwan Union Technology Corp.*		26,000	93,638
Tci Co. Ltd.*		7,746	106,059
			1,241,245

Thailand	1.0%
Mega Lifesciences PCL		80,200	82,133

United Kingdom	1.4%
Stock Spirits Group PLC		36,900	110,537

Total Equities
(Cost: $6,625,216)			$7,315,149

Total Investments	92.2%
(Cost: $6,625,216)			$7,315,149

Other Assets Less Liabilities	7.8%		619,624

Net Assets - 100%			$7,934,773

(a) Certain Securities Were Fair Valued Under The Discretion Of The Board Of Trustees

* Non-income producing security during the period ended March 31, 2019

Sector Allocations (As a Percentage of Net Assets)

Communication Services	6.5%
Consumer Discretionary	16.0%
Consumer Staples	18.6%
Energy	2.0%
Financials	2.9%
Health Care	8.9%
Industrials	12.9%
Information Technology	21.5%
Materials	0.4%
Real Estate	2.5%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2019:

	Micro-Cap Fund	Small-Cap Opportunities Fund	Small-Cap Value Fund
Level 1 – Equities	$77,822,085	$11,304,659	$25,132,824
REITs	-	-	3,706,128
Total Level 1	77,822,085	11,304,659	28,838,952
Level 2	-	-	-
Level 3	-	-	-
Total Investments	$77,822,085	$11,304,659	$28,838,952

	Global Opportunities Fund	China Opportunities Fund	Emerging Markets Fund
Level 1 - Equities
Total Asia	$10,247,418	$84,013,541	$6,072,610
Total Africa		-	221,377
Total Australia	1,295,616	-	-
Total Europe	8,626,935	-	110,537
Total South America	-	-	519,486
Total North America	22,369,338	-	306,440
Total Level 1	42,539,307	84,013,541	7,230,450
Level 2 - Equities
Total Asia	-	-	84,699
Total Level 2	-	-	84,699
Level 3	-	-	-
Total Investments	$42,539,307	$84,013,541	$7,315,149

	International Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites
Total Asia	$118,064,911	$195,645,354
Total Australia	56,679,680	93,634,544
Total Europe	233,823,355	386,913,266
Total North America	55,541,071	91,796,551
Total Level 1	464,109,017	767,989,715
Level 2 – Equities
Total Commercial Paper	-	-
Total Level 2	-	-
Level 3	-	-
Total Investments	$464,109,017	$767,989,715

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.